Financial Assets Measured at Amortized Cost - Schedule of Trade Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Receivables [Abstract]
Financial transactions processed by acquirers	[1],[2]	R$ 463,663	R$ 181,572
Financial transactions processed by card issuers	[1],[3]	3,273,306	3,653,774
Other trade receivables		409,352	41,821
Total		R$ 4,146,321	R$ 3,877,167

[1]	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 397 and R$ 2,225 respectively, as of December 31, 2025 (R$ 400 and R$ 7,356 respectively, as of December 31, 2024).
[2]	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.
[3]	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients in the role of acquirer.